Convertible Loans (Details 2) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
May 31, 2017 USD ($) $ / shares
Defined Benefit Plan Disclosure [Line Items]
Stock price | $ / shares	$ 0.0074
Conversion price | $	$ 4
Volatility (annual)	291.50%
Risk-free rate	1.08%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock price | $ / shares	$ 0.02
Conversion price | $	$ 10
Volatility (annual)	283.00%
Risk-free rate	0.955%
Years to maturity	6 months 29 days
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock price | $ / shares	$ 0.0258
Conversion price | $	$ 13,000
Volatility (annual)	285.85%
Risk-free rate	0.975%
Years to maturity	9 months